INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES

For the year ended December 31, 2022 and December 31, 2021, the local (United States) and foreign components of loss before income taxes were comprised of the following:

	For the year ended December 31, 2022	For the year ended December 31, 2021

Tax jurisdictions from:
- Local	$(153,513)	$(87,800)
- Foreign, representing
Labuan	(17,122)	20,070
Malaysia	(42,118)	7,246
Loss before income tax	$(212,753)	$(60,484)

SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	For the year ended December 31, 2022	For the year ended December 31, 2021

Current:
- Local	$-	$-
- Foreign, representing
- Labuan	$(4,796)	$4,796
- Malaysia	$743	$-
-Income tax expense	$(4,053)	$4,796

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2022 and December 31, 2021:

	As of December 31, 2022	As of December 31, 2021
Deferred tax assets:
Net operating loss carry forwards
-United States of America	$54,462	$17,564
-Malaysia	-	-
	$54,462	$17,564
Less: valuation allowance	(54,462)	(17,564)
Deferred tax assets	$-	$-